Equity (Statutory Net Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 488
Parent Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	3,703	$ 1,487	$ 369
Statutory capital and surplus	14,485	12,008
New England Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	157	303	103
Statutory capital and surplus	632	675
General American Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	204	129	$ 60
Statutory capital and surplus	$ 984	$ 867